Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

10	MINERAL PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment(v)	Mineral Property	Exploration and evaluation	Total
Cost
At December 31, 2023	$1,808.4	$3,357.5	$302.6	$5,468.5
Acquisition of Argonaut (Note 6)	683.2	307.3	—	990.5
Additions	83.2	303.8	33.4	420.4
Acquisition of Orford (ii)	—	—	21.1	21.1
Transfer of Lynn Lake assets[1]	—	175.7	(175.7)	—
Transfers	39.1	(39.1)	—	—
Revisions to decommissioning liabilities	7.5	(4.9)	—	2.6
Disposals	(23.9)	—	—	(23.9)
At December 31, 2024	$2,597.5	$4,100.3	$181.4	$6,879.2
Additions[2]	145.2	429.0	(0.7)	573.5
Transfer of Puerto del Aire assets[3]	—	19.4	(19.4)	—
Disposal of Turkish projects and Quartz Mountain (Note 7)	(1.9)	(142.4)	(85.4)	(229.7)
Revisions to decommissioning liabilities	—	10.6	—	10.6
Disposals	(21.6)	—	—	(21.6)
At December 31, 2025	$2,719.2	$4,416.9	$75.9	$7,212.0

Accumulated amortization and impairment
At December 31, 2023	$880.2	$1,143.3	$84.9	$2,108.4
Amortization	122.9	99.3	—	222.2
Reversal of impairment (i)	(21.8)	(34.3)	—	(56.1)
Disposals	(13.3)	—	—	(13.3)
At December 31, 2024	$968.0	$1,208.3	$84.9	$2,261.2
Amortization	140.6	89.2	—	229.8
Reversal of impairment (Note 7)	(0.3)	(142.4)	(76.1)	(218.8)
Disposals	(17.7)	—	—	(17.7)
At December 31, 2025	$1,090.6	$1,155.1	$8.8	$2,254.5

Net carrying value
At December 31, 2024	$1,629.5	$2,892.0	$96.5	$4,618.0
At December 31, 2025	$1,628.6	$3,261.8	$67.1	$4,957.5
1. Lynn Lake was determined to have achieved technical feasibility and commercial viability as of December 31, 2024, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
2. Included in additions is the repurchase of a royalty on the Young-Davidson mine of $2.0 million.
3. Puerto del Aire was determined to have achieved technical feasibility and commercial viability as of January 31, 2025, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
The net carrying values and capital additions by segment (Note 24) are as follows:

	December 31, 2025		December 31, 2024
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,581.9	$94.8	$1,563.3	$87.5
Island Gold District	2,881.3	397.3	2,592.4	286.4
Mulatos	221.2	28.2	232.7	19.9
Corporate and other[2]	273.1	53.2	229.6	26.6
	$4,957.5	$573.5	$4,618.0	$420.4
1. Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
2 .Corporate and other consists of corporate balances and exploration and development projects.
(i) Reversal of impairment
As at September 30, 2024, the Company identified an indication of impairment reversal for the Young-Davidson CGU driven by an increase in long-term gold price assumptions and consistent with the assumptions utilized by the Company in its valuation of Argonaut, and performed an impairment assessment to determine the recoverable amount of the Young-Davidson CGU. The recoverable amount was determined to be greater than the carrying amount which resulted in a reversal of all previous impairments of $57.1 million, which was recorded to mineral property, plant and equipment and an intangible asset.
(ii) Acquisition of Orford
On April 3, 2024, the Company acquired all the issued and outstanding common shares of Orford not previously owned by the Company, by way of a plan of arrangement ("the Arrangement"). Under the terms of the Arrangement, Orford shareholders received 0.005588 of an Alamos share for each Orford share held. Prior to the closing of the Arrangement, the Company owned 61,660,902 Orford shares, which represented approximately 27.5% of Orford’s basic common shares outstanding. Total consideration for the acquisition was $20.7 million, including transaction costs of $1.0 million. The Orford mineral property has been recognized as part of the Corporate and Other reportable operating segment (Note 22).
(iii) Royalties
The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company:

Location	Royalties payable
Mulatos	1.0% Extraordinary Mining Duty due to the Mexican government
Young-Davidson	1.5% net smelter royalty
Magino	3% net smelter royalty
Island Gold	2%-3% net smelter royalties, dependent on claim
(iv) ROU assets
As part of the acquisition of Argonaut in 2024, the Company acquired ROU assets with a fair value of $47.2 million. Amortization during the year ended December 31, 2025 includes depreciation for ROU assets of $12.5 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $29.0 million as at December 31, 2025.
(v) Capitalized interest
During the year-ended December 31, 2025, the Company capitalized interest of $24.9 million (December 31, 2024 - $11.3 million) related to qualifying capital expenditures for the Phase 3+ Expansion project at Island Gold and Lynn Lake, which had a weighted average borrowing rate of 6.32% during the year ended December 31, 2025.
(vi) Other
The carrying value of construction in progress at December 31, 2025 was $657.8 million (December 31, 2024 - $414.0 million). and primarily relates to the Phase 3+ Expansion at Island Gold.